Offsets	Sep. 16, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Wolfspeed, Inc.
Form or Filing Type	S-1
File Number	333-291524
Initial Filing Date	Nov. 14, 2025
Fee Offset Claimed	$ 13,826.79
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	5,721,235
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,121,612.50
Termination / Withdrawal Statement	On November 14, 2025, the Company filed a Registration Statement on Form S-1 (File No. 333-291524), which became effective on December 15, 2026 (the "Prior December 2025 Registration Statement"). The Prior December 2025 Registration Statement registered for resale 11,362,132 shares of Common Stock issuable upon conversion of securities held by the selling stockholders named therein, of which 5,721,235 shares of Common Stock registered pursuant to the Registration Statement on Form S-3 that this Exhibit 107.1 forms a part (the "Form S-3") were not sold pursuant to the Prior December 2025 Registration Statement. The Prior December 2025 Registration Statement is no longer effective and all offerings of the unsold securities under the Prior December 2025 Registration Statement have been terminated. Pursuant to Rule 457(p) of the Securities Act, the filing fee previously paid in connection with the Prior December 2025 Registration Statement offsets $13,826.79 of the total amount of the registration fee due upon the initial filing of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Wolfspeed, Inc.
Form or Filing Type	S-1
File Number	333-294149
Initial Filing Date	Mar. 09, 2026
Fee Offset Claimed	$ 79,174.19
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	32,892,174
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 573,310,592.82
Termination / Withdrawal Statement	On March 9, 2026, the Company filed a Registration Statement on Form S-1 (File No. 333-294149), which became effective on March 18, 2026 (the "Prior March 2026 Registration Statement"). The Prior March 2026 Registration Statement registered for resale 32,892,174 shares of Common Stock held by, or issuable upon the conversion or exercise of securities held by, selling stockholders named therein, of which 32,892,174 shares of Common Stock were not sold pursuant to the Prior March 2026 Registration Statement. The Prior March 2026 Registration Statement is no longer effective and all offerings of the unsold securities under the Prior March 2026 Registration Statement have been terminated. Pursuant to Rule 457(p) of the Securities Act, the filing fee previously paid in connection with the Prior March 2026 Registration Statement offsets $79,174.19 of the total amount of the registration fee due upon the initial filing of this Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Wolfspeed, Inc.
Form or Filing Type	S-1
File Number	333-296645
Initial Filing Date	Jun. 09, 2026
Fee Offset Claimed	$ 98,362.54
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	12,430,295
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 712,255,903.50
Termination / Withdrawal Statement	On June 9, 2026, the Company filed a Registration Statement on Form S-1 (File No. 333-296645), which became effective on June 18, 2026 (the "Prior June 2026 Registration Statement"). The Prior June 2026 Registration Statement registered for resale 24,072,041 shares of Common Stock held by, or issuable upon the conversion or exercise of securities held by, selling stockholders named therein, of which 19,535,480 shares of Common Stock registered pursuant to the Form S-3 were not sold pursuant to the Prior June 2026 Registration Statement. The Prior June 2026 Registration Statement is no longer effective and all offerings of the unsold securities under the Prior June 2026 Registration Statement have been terminated. Pursuant to Rule 457(p) of the Securities Act, a portion of the filing fee previously paid in connection with the Prior June 2026 Registration Statement offsets $98,362.54 of the total amount of the registration fee due upon the initial filing of this Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Wolfspeed, Inc.
Form or Filing Type	S-1
File Number	333-291524
Filing Date	Nov. 14, 2025
Fee Paid with Fee Offset Source	$ 13,826.79
Offset Note	On November 14, 2025, the Company filed the Prior December 2025 Registration Statement, which became effective on December 15, 2026. The Prior December 2025 Registration Statement registered for resale 11,362,132 shares of Common Stock issuable upon conversion of securities held by the selling stockholders named therein, of which 5,721,235 shares of Common Stock registered pursuant to the Registration Statement on Form S-3 that this Exhibit 107.1 forms a part (the "Form S-3") were not sold pursuant to the Prior December 2025 Registration Statement. The Prior December 2025 Registration Statement is no longer effective and all offerings of the unsold securities under the Prior December 2025 Registration Statement have been terminated. Pursuant to Rule 457(p) of the Securities Act, the filing fee previously paid in connection with the Prior December 2025 Registration Statement offsets $13,826.79 of the total amount of the registration fee due upon the initial filing of this Registration Statement.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Wolfspeed, Inc.
Form or Filing Type	S-1
File Number	333-294149
Filing Date	Mar. 09, 2026
Fee Paid with Fee Offset Source	$ 79,174.19
Offset Note	On March 9, 2026, the Company filed the Prior March 2026 Registration Statement, which became effective on March 18, 2026. The Prior March 2026 Registration Statement registered for resale 32,892,174 shares of Common Stock held by, or issuable upon the conversion or exercise of securities held by, selling stockholders named therein, of which 32,892,174 shares of Common Stock were not sold pursuant to the Prior March 2026 Registration Statement. The Prior March 2026 Registration Statement is no longer effective and all offerings of the unsold securities under the Prior March 2026 Registration Statement have been terminated. Pursuant to Rule 457(p) of the Securities Act, the filing fee previously paid in connection with the Prior March 2026 Registration Statement offsets $79,174.19 of the total amount of the registration fee due upon the initial filing of this Registration Statement.
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Wolfspeed, Inc.
Form or Filing Type	S-1
File Number	333-296645
Filing Date	Jun. 09, 2026
Fee Paid with Fee Offset Source	$ 98,362.54
Offset Note	On June 9, 2026, the Company filed the Prior June 2026 Registration Statement, which became effective on June 18, 2026. The Prior June 2026 Registration Statement registered for resale 24,072,041 shares of Common Stock held by, or issuable upon the conversion or exercise of securities held by, selling stockholders named therein, of which 19,535,480 shares of Common Stock registered pursuant to the Form S-3 were not sold pursuant to the Prior June 2026 Registration Statement. The Prior June 2026 Registration Statement is no longer effective and all offerings of the unsold securities under the Prior June 2026 Registration Statement have been terminated. Pursuant to Rule 457(p) of the Securities Act, a portion of the filing fee previously paid in connection with the Prior June 2026 Registration Statement offsets $98,362.54 of the total amount of the registration fee due upon the initial filing of this Registration Statement.